Document and Entity Information	Aug. 18, 2017
Prospectus:
Document Type	497
Document Period End Date	Aug. 18, 2017
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Aug. 18, 2017
Document Effective Date	Aug. 18, 2017
Prospectus Date	Jan. 31, 2017
ETFMG Prime Cyber Security ETF | ETFMG Prime Cyber Security ETF
Prospectus:
Trading Symbol	HACK
ETFMG Prime Mobile Payments ETF | ETFMG Prime Mobile Payments ETF
Prospectus:
Trading Symbol	IPAY
ETFMG Prime Junior Silver ETF | ETFMG Prime Junior Silver ETF
Prospectus:
Trading Symbol	SILJ
ETFMG Video Game Tech ETF | ETFMG Video Game Tech ETF
Prospectus:
Trading Symbol	GAMR
ETFMG ETFx HealthTech ETF | ETFMG ETFx HealthTech ETF
Prospectus:
Trading Symbol	IMED
ETFMG Drone Economy Strategy ETF | ETFMG Drone Economy Strategy ETF
Prospectus:
Trading Symbol	IFLY